SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Annuity Account Five

Seasons Advisor Variable Annuity

Seasons Advisor II Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

Seasons Select Variable Annuity

Seasons Triple Elite Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Annuity Account Five

Seasons Elite Variable Annuity

Seasons Triple Elite Variable Annuity

Effective on October 22, 2018, the following Target Underlying Fund has been reorganized and merged into the Acquiring Underlying Fund as indicated below.

Target Underlying Fund Name	Acquiring Underlying Fund	Managed By	Trust

SA Columbia Focused Growth	SA AB Growth	AllianceBernstein L.P.	SAST

Dated: March 8, 2019

Please keep this Supplement with your Prospectus.